Other payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other Payables and Accrued Expenses [Abstract]
Summary of Other payables and Accrued Expenses

	December 31 2019	December 31 2020
	USD thousands	USD thousands
Employees & related institutions	1,339	1,378
Vacation and convalescence	513	659
Government institutions	65	64
Accrued expenses and other	639	554

	2,556	2,655